Stockholders' Equity (Deficit) - Restricted Stock (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense					$ 5,600,000	$ 3,800,000
2016 Employee Equity Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense	$ 5,900,000		$ 5,900,000		7,000,000
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			7 months
Restricted stock | 2016 Employee Equity Compensation Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense	0	$ 500,000	$ 0	$ 900,000	1,700,000	$ 600,000
Unrecognized share-based compensation expense	$ 0		$ 0		$ 0